Property and equipment - Depreciation charges (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	¥ 2,228,671	¥ 2,459,041	¥ 3,210,081
Cost of revenues
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	1,946,272	2,137,811	2,761,045
Operations and support
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	14,508	9,536	18,773
Research and development
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	175,328	174,226	246,377
Sales and marketing
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	14,569	10,801	23,275
General and administrative
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	¥ 77,994	¥ 126,667	¥ 160,611